Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of components of the gross deferred tax asset and related valuation allowance

	2024	2023
Deferred income tax assets:
Net operating loss carryforward	$96,811,786	$88,746,869
Research and orphan drug credits	54,937,994	53,152,849
Capitalized research costs	11,861,613	10,748,355
Capitalized start-up costs	339,138	532,931
Patent amortization	27,071	42,541
Stock-based compensation	6,699,628	7,324,617
Accrued bonus	25,356	704,974
Operating lease liabilities	18,394	222,452
Other	1,303	87,097
Gross deferred income tax assets	170,722,283	161,562,685
Valuation allowance	(170,722,283)	(161,351,398)
Net deferred income tax assets	—	211,287

Deferred income tax liabilities:
Operating lease right-of-use assets	—	(211,287)
Gross deferred income tax liabilities	—	(211,287)
Net deferred income tax asset/(liability)	$—	$—

Schedule of reconciliations between the statutory federal income tax rate and the effective income tax rate of income tax expense

	2024	2023
U.S. Federal statutory tax rate	21.0%	21.0%
State taxes	5.9	6.3
Research credit	0.4	0.7
Orphan drug credit	4.1	4.1
Stock-based compensation	(5.1)	2.3
Executive compensation	(1.2)	(0.1)
Other	(0.4)	(3.5)
Change in valuation allowance	(24.7)	(30.8)
Provision for income taxes	—%	—%